Inventories (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subtotal	$ 4,050,843	$ 2,066,978	$ 587,236
Allowance for inventory obsolescence	(463,686)	(451,546)	(99,546)
Inventories, net	3,587,157	1,615,432	487,690
Machinery and Equipment [Member]
Subtotal	123,706	119,444	427,551
Parts [Member]
Subtotal	247,702	142,443	159,685
Appliances [Member]
Subtotal	3,476,039	1,562,359
Furniture [Member]
Subtotal	151,490	189,376
Other [Member]
Subtotal	$ 51,906	$ 53,356